Annual Operating Expenses - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Total Market Index Fund - Fidelity Total Market Index Fund
Apr. 29, 2023
Operating Expenses:
Management fee	0.015%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.015%